Derivative - Schedule of Interest Rate Swap Agreements (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional Amount	$ 2,655,396	$ 2,163,167	$ 1,832,365
1.3250% Interest Rate Swap
Derivative [Line Items]
Effective Date	Jun. 15, 2015	Jun. 15, 2015
Maturity Date	Dec. 17, 2018	Dec. 17, 2018
Notional Amount	$ 382,000	$ 382,000
Fixed Rate	1.325%	1.325%
Variable Rate	1 Month LIBOR	1 Month LIBOR
1.5120% Interest Rate Swap
Derivative [Line Items]
Effective Date	Jun. 30, 2015	Jun. 30, 2015
Maturity Date	Dec. 31, 2019	Dec. 31, 2019
Notional Amount	$ 300,000	$ 300,000
Fixed Rate	1.512%	1.512%
Variable Rate	1 Month LIBOR	1 Month LIBOR
0.9530% Interest Rate Swap
Derivative [Line Items]
Effective Date	Jun. 30, 2015	Jun. 30, 2015
Maturity Date	Dec. 29, 2017	Dec. 29, 2017
Notional Amount	$ 300,000	$ 300,000
Fixed Rate	0.953%	0.953%
Variable Rate	1 Month LIBOR	1 Month LIBOR
1.5995% Interest Rate Swap
Derivative [Line Items]
Effective Date	Mar. 08, 2016	Mar. 08, 2016
Maturity Date	Feb. 27, 2026	Feb. 27, 2026
Notional Amount	$ 175,000	$ 175,000
Fixed Rate	1.5995%	1.5995%
Variable Rate	1 Month LIBOR	1 Month LIBOR
1.5890% Interest Rate Swap
Derivative [Line Items]
Effective Date	Mar. 08, 2016	Mar. 08, 2016
Maturity Date	Feb. 27, 2026	Feb. 27, 2026
Notional Amount	$ 175,000	$ 175,000
Fixed Rate	1.589%	1.589%
Variable Rate	1 Month LIBOR	1 Month LIBOR